financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
financial instruments
Schedule of financial instruments, accounting classification and the nature of certain risks to which they may be subject

Risks
	Accounting			Market risks
Financial instrument	classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC [1]	X		X
Contract assets	AC [1]	X
Construction credit facilities advances to real estate joint venture	AC [1]				X
Short-term borrowings	AC [1]		X	X	X
Accounts payable	AC [1]		X	X
Provisions (including restructuring accounts payable)	AC [1]		X	X		X
Long-term debt	AC [1]		X	X	X
Measured at fair value
Cash and temporary investments	FVTPL [2]	X		X	X
Long-term investments (not subject to significant influence) [3]	FVTPL/FVOCI [3]			X		X
Foreign exchange derivatives [4]	FVTPL [2]	X	X	X
Virtual power purchase agreements [4]	FVTPL [2]					X

1	For accounting recognition and measurement purposes, classified as amortized cost (AC).
2

For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portions of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income.

3

Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured. For accounting recognition and measurement purposes, on an investment-by-investment basis, long-term investments are classified as either fair value through net income or fair value through other comprehensive income (FVOCI).

4

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Schedule of maximum exposure (excluding income tax effects) to credit risk

As at December 31 (millions)	2022	2021
Cash and temporary investments, net	$974	$723
Accounts receivable	3,868	3,216
Contract assets	761	749
Derivative assets	333	89
	$5,936	$4,777

Analysis of the age of customer accounts receivable

As at December 31 (millions)		2022			2021
	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$936	$(11)	$925	$900	$(8)	$892
30-60 days past billing date		400	(11)	389	338	(7)	331
61-90 days past billing date		185	(15)	170	93	(9)	84
More than 90 days past billing date		192	(33)	159	114	(21)	93
Unbilled customer finance receivables		1,509	(39)	1,470	1,323	(65)	1,258
		$3,222	$(109)	$3,113	$2,768	$(110)	$2,658
Current	6(b)	$2,636	$(94)	$2,542	$2,194	$(81)	$2,113
Non-current	20	586	(15)	571	574	(29)	545
		$3,222	$(109)	$3,113	$2,768	$(110)	$2,658

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

Summary of activity related to the allowance for doubtful accounts

Years ended December 31 (millions)	2022	2021
Balance, beginning of period	$110	$140
Additions (doubtful accounts expense)	82	42
Accounts written off [1] less than recoveries	(89)	(77)
Other	6	5
Balance, end of period	$109	$110

1	For the year ended December 31, 2022, accounts that were written off but were still subject to enforcement activity totalled $148 (2021 – $110).

Summary of contract assets and related impairment allowance activity

As at December 31 (millions)	2022			2021
	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$611	$(23)	$588	$602	$(24)	$578
The 12-month period ending two years hence	277	(11)	266	264	(11)	253
Thereafter	55	(1)	54	47	(1)	46
	$943	$(35)	$908	$913	$(36)	$877

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged
As at December 31, 2022 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2023	$3,613	$9	$2,907	$596	$(1,679)	$1,674	$(669)	$648	$7,099
2024	254	105	3,126	537	(201)	193	—	—	4,014
2025	16	—	1,800	379	(599)	586	—	—	2,182
2026	12	—	2,154	273	(165)	162	—	—	2,436
2027	1	—	2,197	218	(1,644)	1,610	—	—	2,382
2028-2032	—	—	9,929	446	(1,785)	1,707	—	—	10,297
Thereafter	—	—	11,551	364	(2,921)	2,805	—	—	11,799
Total	$3,896	$114	$33,664	$2,813	$(8,994)	$8,737	$(669)	$648	$40,209

			Total (Note 26(i))			$36,220

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2022.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2022. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2021 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2022	$3,395	$15	$3,130	$504	$(2,050)	$2,059	$8	$(544)	$540	$7,057
2023	62	1	1,167	364	(149)	148	—	—	—	1,593
2024	13	101	1,724	305	(149)	148	—	—	—	2,142
2025	14	—	2,217	176	(522)	540	—	—	—	2,425
2026	2	—	1,901	144	(116)	118	—	—	—	2,049
2027-2031	7	—	7,351	398	(1,784)	1,852	—	—	—	7,824
Thereafter	—	—	10,499	344	(2,805)	2,877	—	—	—	10,915
Total	$3,493	$117	$27,989	$2,235	$(7,575)	$7,742	$8	$(544)	$540	$34,005
			Total			$30,391

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2021.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2021. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged
As at December 31, 2022 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2023	$3,613	$9	$2,907	$596	$(1,679)	$1,674	$(669)	$648	$7,099
2024	254	105	3,126	537	(201)	193	—	—	4,014
2025	16	—	1,800	379	(599)	586	—	—	2,182
2026	12	—	2,154	273	(165)	162	—	—	2,436
2027	1	—	2,197	218	(1,644)	1,610	—	—	2,382
2028-2032	—	—	9,929	446	(1,785)	1,707	—	—	10,297
Thereafter	—	—	11,551	364	(2,921)	2,805	—	—	11,799
Total	$3,896	$114	$33,664	$2,813	$(8,994)	$8,737	$(669)	$648	$40,209

			Total (Note 26(i))			$36,220

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2022.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2022. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2021 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2022	$3,395	$15	$3,130	$504	$(2,050)	$2,059	$8	$(544)	$540	$7,057
2023	62	1	1,167	364	(149)	148	—	—	—	1,593
2024	13	101	1,724	305	(149)	148	—	—	—	2,142
2025	14	—	2,217	176	(522)	540	—	—	—	2,425
2026	2	—	1,901	144	(116)	118	—	—	—	2,049
2027-2031	7	—	7,351	398	(1,784)	1,852	—	—	—	7,824
Thereafter	—	—	10,499	344	(2,805)	2,877	—	—	—	10,915
Total	$3,493	$117	$27,989	$2,235	$(7,575)	$7,742	$8	$(544)	$540	$34,005
			Total			$30,391

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2021.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2021. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

Twelve-month periods ended December 31	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2022	2021	2022	2021	2022	2021
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(6)	$1	$19	$(33)	$13	$(32)
Canadian dollar depreciates	$6	$(1)	$(19)	$33	$(13)	$32
10% change in US$: € exchange rate
U.S. dollar appreciates	$16	$11	$(60)	$(67)	$(44)	$(56)
U.S. dollar depreciates	$(16)	$(11)	$60	$67	$44	$56
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(8)	$(4)	$76	$90	$68	$86
U.S. interest rate	$—	$—	$(76)	$(93)	$(76)	$(93)
Combined	$(8)	$(4)	$—	$(3)	$(8)	$(7)
Interest rates decrease
Canadian interest rate	$8	$4	$(79)	$(94)	$(71)	$(90)
U.S. interest rate	$—	$—	$79	$98	$79	$98
Combined	$8	$4	$—	$4	$8	$8
20 basis point change in wind discount
Wind discount increases	$(34)	$—	$—	$—	$(34)	$—
Wind discount decreases	$34	$—	$—	$—	$34	$—
20 basis point change in solar premium
Solar premium increases	$25	$—	$—	$—	$25	$—
Solar premium decreases	$(25)	$—	$—	$—	$(25)	$—

1

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Schedule of significant unobservable inputs used in the fair value measurement

Year ended December 31 (millions)	2022
Virtual power purchase agreements unrealized change in forward element
Included in net income, excluding income taxes	$193
Balance, beginning of period	—
Balance, end of period	$193

Schedule of long-term debt amortized cost and fair value

As at December 31 (millions)	2022		2021
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$22,697	$21,000	$18,976	$20,383

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at December 31 (millions)		2022					2021
		Maximum	Notional	Fair value [1] and	Price or		Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate		maturity date	amount	carrying value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2023	$72	$1	US$1.00: ₱	55	—	$—	$—		—
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2023	$397	21	US$1.00: C$	1.28	2022	$301	6	US$1.00: C$	1.25
Currency risk arising from Indian rupee-denominated purchases	HFT [4]	—	$—	—		—	2022	$12	—	US$1.00: ₹	76
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2023	$526	9	US$1.00: C$	1.33	2022	$664	2	US$1.00: C$	1.26
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2025	$31	26	€1.00: US$	1.09	2025	$31	3	€1.00: US$	1.09
Interest rate risk associated with refinancing of debt maturing	HFH [3]	—	$—	—		—	2022	$250	2		1.35%
Price risk associated with purchase of electrical power	HFT [4]	2047	$36	26	$34.73/ MWh		—	$—	—		—
				$83					$13
Other Long-Term Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2048	$4,443	$66	US$1.00: C$	1.30	2048	$2,133	$76	US$1.00: C$	1.27
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2025	$454	17	€1.00: US$	1.09	—	$—	—		—
Price risk associated with purchase of electrical power	HFT [4]	2047	$264	167	$34.73/ MWh		—	$—	—		—
				$250					$76
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2023	$68	$3	US$1.00: ₱	55	2022	$116	$3	US$1.00: ₱	50
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2023	$111	1	US$1.00: C$	1.36	2022	$108	1	US$1.00: C$	1.28
Currency risk arising from Indian rupee-denominated purchases	HFT [4]	—	$—	—		—	2022	$2	—	US$1.00: ₹	75
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2023	$957	14	US$1.00: C$	1.37	2022	$1,248	12	US$1.00: C$	1.28
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	—	$—	—		—	2022	$120	3		2.64%
Interest rate risk associated with refinancing of debt maturing	HFH [3]	—	$—	—		—	2022	$500	5		1.59%
				$18					$24
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$2,329	$24	US$1.00: C$	1.33	2049	$3,185	$52	US$1.00: C$	1.33
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	—	$—	—		—	2025	$483	21	€1.00: US$	1.09
				$24					$73

1

Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3).

2	Derivative financial assets and liabilities are not set off.
3

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5

Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

6

We designate only the spot element as the hedging item. As at December 31, 2022, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $123 (2021 – $53).

7

We designate only the spot element as the hedging item. As at December 31, 2022, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $1 (2021 – $1).

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	Note	2022	2021	Location	2022	2021
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$30	$(1)	Goods and services purchased	$17	$(24)
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	131	27	Financing costs	355	(50)
Arising from net investment in a foreign operation [2]		47	47	Financing costs	(12)	(1)
		208	73		360	(75)
Derivatives used to manage other market risks
Other		—	—	Financing costs	(1)	(4)
		$208	$73		$359	$(79)

1

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the year ended December 31, 2022, was $70 (2021 – $(48)).

2

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the year ended December 31, 2022, was $NIL (2021 – $2).

Schedule of gains and losses arising from derivative instruments classified as held for trading

		Gain (loss) on derivatives recognized in income
Years ended December 31 (millions)	Location	2022	2021
Derivatives used to manage currency risk	Financing costs	$(24)	$(2)
Virtual power purchase agreements unrealized change in forward element	Financing costs	$193	$—